INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Income tax expenses		$ (969)	$ (65)	$ 1,944
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 31,524
PRC [Member]
Income taxes
Income tax expenses		$ (969)	$ (65)	$ 1,944
Statutory income tax rate (as a percent)		25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)		10.00%
Net operating loss carry forwards		$ 24,742	22,412
Deferred tax liabilities		0
PHILIPPINES
Income taxes
Income tax expenses		$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent		(25.00%)	30.00%	30.00%
Foreign Tax Authority [Member] | Profit Slab One [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	8.25%
Effective Tax Rate Terms And Conditions	profits tax rate for the first HKD 2 million
Foreign Tax Authority [Member] | Profit Slab Two [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	16.50%
Effective Tax Rate Terms And Conditions	profits exceeding HKD 2 million
Hong Kong
Income taxes
Income tax expenses		$ 0	$ 0	$ 0
United States
Income taxes
Income tax expenses		0	$ 0	$ 0
Expiration by 2022
Income taxes
Net operating loss carry forwards		7,452
Expiration by 2023
Income taxes
Net operating loss carry forwards		11,209
Expiration by 2024
Income taxes
Net operating loss carry forwards		7,841
Expiration by 2025
Income taxes
Net operating loss carry forwards		3,822
Expiration by 2026
Income taxes
Net operating loss carry forwards		1,200
No Expiration | United States
Income taxes
Net operating loss carry forwards		$ 68,412